Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net debt [abstract]
Net debt at beginning of year	£ (13,178)	£ (13,804)	£ (10,727)
Increase/(decrease) in cash and bank overdrafts	479	(905)	(1,164)
Decrease in liquid investments	0	(4)
Net increase in long-term loans	(10,138)	(2,233)
Repayment of short-term Notes	2,067	2,636	865
(Increase in)/repayment of other short-term loans	(81)	564	(1,013)
Net repayment of obligations under finance leases	28	23	18
Exchange adjustments	(776)	585	(1,781)
Other non-cash movements	(22)	(40)	(2)
Movement in net debt	(8,443)	626	(3,077)
Net debt at end of year	£ (21,621)	£ (13,178)	£ (13,804)